FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK FACTORS
Schedule of financial assets and liabilities

		December 31, 2022	December 31,2021
Financial liabilities
Contingent consideration	Level 3	$90,090	$185,522

Contingent consideration
FINANCIAL RISK FACTORS
Schedule of sensitivity analysis of fair value measurement to changes in unobservable inputs

The following table summarizes the range of inputs used at the initial and subsequent measurement dates to value the contingent consideration for the year ended December 31, 2022 in the table above:

Equity Volatility	55.65 - 85.05%
Revenue Volatility	7.46 - 23.96%
Risk-free Rate	1.62 - 4.67%
Revenue Risk Premium	5.58 - 9.61%
Credit Risk Rate	10.50 - 19.10%
Discount Rate	8.40 - 10.00%